General	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited ("Osprey"), which was owned by World Shipholding Limited ("World Shipholding").

As of June 30, 2015 we own and operate a fleet of fourteen LNG carriers, and under management agreements operate Golar LNG Partner LP's ("Golar Partners" or the "Partnership") fleet of four LNG carriers and six Floating Storage Regasification Units ("FSRUs"). In addition, we have one new building commitment for the construction of a FSRU which is due for delivery late in the fourth quarter of 2015.

In July 2014, we ordered our first Floating Liquefaction Natural Gas Vessel ("FLNGV") based on the conversion of our existing LNG carrier, the Hilli, and in December 2014, we signed an agreement for the conversion of the LNG carrier Gimi to a FLNGV.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.